SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION

22.     SEGMENT AND GEOGRAPHIC INFORMATION

The Group has two operating segments (1) online financial data subscription service and other related services, (2) brokerage service. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-makers in deciding how to allocate resources and in assessing performance. The Group’s chief executive officer has been identified as the chief operating decision makers. The Group’s chief operating decision maker direct the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Group evaluates performance based on several factors, including net revenue, cost of revenue, operating expenses, income from operation. The following tables show the operations of the Group’s operating segments:

For the year ended December 31, 2011

	Subscription
	services and
	other related	Brokerage
	services	services	Consolidated
Net revenues	$49,468,401	$3,539,664	$53,008,065
Cost of revenues	8,462,096	308,521	8,770,617
Operating expenses:
General and administrative	8,319,593	2,908,039	11,227,632
Product development	13,313,635	—	13,313,635
Sales and marketing	20,714,263	623,536	21,337,799
Loss from impairment of intangible assets	3,949,420	128,664	4,078,084
Loss from impairment of goodwill	12,195,398	1,267,826	13,463,224

Total operating expenses	58,492,309	4,928,065	63,420,374

Government subsidies	265,016	—	265,016
Loss from operations	$(17,220,988)	$(1,696,922)	$(18,917,910)

Total assets	$106,811,438	$53,165,245	$159,976,683

For the year ended December 31, 2010

	Subscription
	services and
	other related	Brokerage
	services	services	Consolidated
Net revenues	$56,712,796	$3,003,246	$59,716,042
Cost of revenues	8,098,809	398,336	8,497,145
Operating expenses:
General and administrative	10,976,571	2,231,766	13,208,337
Product development	13,027,879	—	13,027,879
Sales and marketing	25,241,232	1,749,861	26,991,093

Total operating expenses	49,245,682	3,981,627	53,227,309

Government subsidies	514,113	—	514,113
Loss from operations	(117,582)	(1,376,717)	(1,494,299)

Total assets	147,245,516	32,845,066	180,090,582

For the year ended December 31, 2009

	Subscription
	services and
	other related	Brokerage
	services	services	Consolidated
Net revenues	$51,377,247	$2,228,630	$53,605,877
Cost of revenues	7,498,892	647,832	8,146,724
Operating expenses:
General and administrative	15,302,683	1,679,349	16,982,032
Product development	10,754,380	—	10,754,380
Sales and marketing	25,762,671	332,562	26,095,233

Total operating expenses	51,819,734	2,011,911	53,831,645

Government subsidies	567,373	—	567,373
Loss from operations	(7,374,006)	(431,113)	(7,805,119)

Total assets	137,075,374	28,534,063	165,609,437

Enterprise wide disclose

The Group derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2009	2010	2011
Subscription fees	$47,201,162	$49,518,331	$43,100,486
Advertising revenue	3,985,699	7,031,219	6,243,748
Brokerage service revenue	2,228,630	3,003,246	3,539,664
Others	190,386	163,246	124,167

Total revenue from external customers	$53,605,877	$59,716,042	$53,008,065

Substantially all of the Company’s revenues for the years ended December 31, 2009, 2010 and 2011 were generated from the PRC and Hong Kong.

As of December 31, 2009, 2010 and 2011, respectively, substantially all of long-lived assets of the Group are located in the PRC and Hong Kong.